SCHEDULE OF ELEMENTS OF MERGER ALLOCATED TO CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands			12 Months Ended
		Sep. 26, 2022	Dec. 31, 2023
Short-Term Debt [Line Items]
CNTQ transaction cost paid at close		$ 18,072
Net deficit assumed in recapitalization		$ 10,197
Common stock, outstanding prior to merger			43,272,728
Total shares of common stock immediately after merger			60,260,282
CNTQ Trust And PIPE Investors [Member]
Short-Term Debt [Line Items]
Gross Proceeds			$ 10,979
CNTQ [Member]
Short-Term Debt [Line Items]
Gross Proceeds			303
PIPE Financing [Member]
Short-Term Debt [Line Items]
Gross Proceeds			11,282
Net liabilities assumed in merger transaction			(1,017)
Warrant liability assumed in merger			(1,990)
CNTQ note payable settlement at close			(400)
CNTQ transaction cost paid at close			(18,072)
Net deficit assumed in recapitalization			$ (10,197)
Common stock, outstanding prior to merger			3,093,348
Less: Redemption of CNTQ shares			(2,016,912)
Merger and PIPE financing shares			4,238,936
Legacy Dragonfly shares	[1],[2]		38,576,650
Total shares of common stock immediately after merger			42,815,586
PIPE Financing [Member] | CNTQ Public [Member]
Short-Term Debt [Line Items]
CNTQ Sponsor Shares			1,076,436
PIPE Financing [Member] | CNTQ Sponsor [Member]
Short-Term Debt [Line Items]
CNTQ Sponsor Shares			3,162,500

[1]	- The number of Legacy Dragonfly shares was determined from the shares of Legacy Dragonfly outstanding immediately prior to the closing of the merger converted at the Exchange Ratio. All fractional shares were rounded down.
[2]	- The preferred shares of Legacy Dragonfly were exchanged on a 1 to 1 ratio to common stock and the shares were then exchanged for shares of Dragonfly Energy Holdings Corp. at the Exchange Ratio.